                                      OPPENHEIMER DISCIPLINED ALLOCATION FUND
                                       Supplement dated July 24, 2002 to the
                                        Prospectus dated February 28, 2002

         The Prospectus is changed by adding the following paragraph to the end of the "How the Fund is Managed"
section on page 15:

         The Board of Directors  of the Fund has  approved  various  changes to the Fund's  fundamental  investment policies.  Approval of the Fund's  shareholders is required before the Fund's fundamental  investment  policies can be  changed.  On or about  August 6,  2002,  shareholders  of the Fund on the  record  date  will be  mailed  proxy materials  explaining  the reasons for the proposed  changes.  In  addition,  on or about August 6, 2002, a copy of
the  proxy   statement  will  be  available  for   information   purposes  on  the   OppenheimerFunds   website  at
www.oppenheimerfunds.com.  After  that date,  shareholders  may also call  1.800.708.7780  to request a copy of the proxy  statement.  If the proposals are approved by shareholders at a meeting to be held on September 24, 2002, the
Fund's prospectus and/or statement of additional information will be revised to reflect the approved changes.

July 24, 2002                                                                           PS0205.024

                                              OPPENHEIMER VALUE FUND
                                       Supplement dated July 24, 2002 to the
                                        Prospectus dated February 28, 2002

         The Prospectus is changed by adding the following paragraph to the end of the "How the Fund is Managed"
section on page 12:

         The Board of Directors  of the Fund has  approved  various  changes to the Fund's  fundamental  investment policies.  Approval of the Fund's  shareholders is required before the Fund's fundamental  investment  policies can be  changed.  On or about  August 6,  2002,  shareholders  of the Fund on the  record  date  will be  mailed  proxy materials  explaining  the reasons for the proposed  changes.  In  addition,  on or about August 6, 2002, a copy of
the  proxy   statement  will  be  available  for   information   purposes  on  the   OppenheimerFunds   website  at
www.oppenheimerfunds.com.  After  that date,  shareholders  may also call  1.800.708.7780  to request a copy of the proxy  statement.  If the proposals are approved by  shareholders  at a meeting to be held  September 24, 2002, the
Fund's prospectus and/or statement of additional information will be revised to reflect the approved changes.

July 24, 2002                                                                           PS0375.022